Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250,508	228,557	223,204
Value of collateral	225,619	202,233
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	248,182	226,193
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,326	2,364
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,220	1,029
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96	202
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	99	169
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	911	964
Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	186,633	166,314
Value of collateral	174,338	152,756
Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	62,640	60,837
Value of collateral	50,631	48,861
Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,235	1,406
Value of collateral	650	616
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107,582	96,087	97,080
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,231	94,953
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,351	1,134
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	809	454
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21	81
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43	77
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	478	522
Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	65,130	57,341
Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41,737	37,891
Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	715	855
Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,175	26,866
Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,084	26,774
Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91	92
Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24	19
Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	2
Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	62	69
Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,883	19,574
Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,224	7,220
Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68	72
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	63,376	51,723
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	62,305	50,879
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,071	844
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	719	343
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	77
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39	74
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	293	350
Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,362	24,056
Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,473	26,996
Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	541	671
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,623	16,034
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,459	15,841
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	164	193
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	87
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	123	103
Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,893	12,691
Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,624	3,231
Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	112
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,408	1,464
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,383	1,459
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25	5
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25	5
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	992	1,020
Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	416	444
Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	142,926	132,470	126,124
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	141,951	131,240
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	975	1,230
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	411	575
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	75	121
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	56	92
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	433	442
Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121,503	108,973
Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,903	22,946
Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	520	551
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98,802	94,978
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98,519	94,657
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	283	321
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	99	103
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	26
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	25
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	161	167
Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82,360	76,990
Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,249	17,779
Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	193	209
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,818	31,565
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,648	31,365
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	170	200
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	95
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	12
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	87	91
Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,426	29,242
Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,306	2,229
Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86	94
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,306	5,927
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,784	5,218
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	522	709
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	231	377
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60	93
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46	55
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	185	184
Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,717	2,741
Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,348	2,938
Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	241	248
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233,778	212,540	207,613
Value of collateral	206,303	182,702
Bank | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	231,914	210,672
Bank | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,864	1,868
Bank | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,049	854
Bank | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37	142
Bank | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73	138
Bank | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	705	734
Bank | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	179,801	161,064
Value of collateral	162,598	141,338
Bank | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52,992	50,357
Value of collateral	43,141	40,850
Bank | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	985	1,119
Value of collateral	564	514
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107,974	96,939	98,118
Bank | Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106,731	95,927
Bank | Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,243	1,012
Bank | Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	748	379
Bank | Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16	77
Bank | Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	74
Bank | Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	438	482
Bank | Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68,384	61,177
Bank | Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,942	34,985
Bank | Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	648	777
Bank | Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,256	24,227
Bank | Real estate | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,167	24,139
Bank | Real estate | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	89	88
Bank | Real estate | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23	18
Bank | Real estate | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Bank | Real estate | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	1
Bank | Real estate | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	61	67
Bank | Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,169	18,148
Bank | Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,020	6,010
Bank | Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	67	69
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60,521	48,765
Bank | Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	59,555	48,035
Bank | Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	966	730
Bank | Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	659	272
Bank | Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	73
Bank | Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37	72
Bank | Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	255	313
Bank | Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,156	22,863
Bank | Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29,890	25,306
Bank | Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	475	596
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,934	22,666
Bank | Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,771	22,477
Bank | Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	163	189
Bank | Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	84
Bank | Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	2
Bank | Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Bank | Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	122	102
Bank | Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18,209	19,327
Bank | Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,619	3,227
Bank | Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	112
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,263	1,281
Bank | Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,238	1,276
Bank | Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25	5
Bank | Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25	5
Bank | Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	850	839
Bank | Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	413	442
Bank | Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125,804	115,601	109,495
Bank | Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125,183	114,745
Bank | Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	621	856
Bank | Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	301	475
Bank | Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21	65
Bank | Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32	64
Bank | Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	267	252
Bank | Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	111,417	99,887
Bank | Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,050	15,372
Bank | Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	337	342
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,527	81,115
Bank | Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,269	80,823
Bank | Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	258	292
Bank | Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97	103
Bank | Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	25
Bank | Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	24
Bank | Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	140	140
Bank | Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72,844	68,132
Bank | Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,527	12,820
Bank | Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	156	163
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,712	31,472
Bank | Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39,542	31,272
Bank | Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	170	200
Bank | Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	95
Bank | Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Bank | Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	12
Bank | Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	87	91
Bank | Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	37,338	29,180
Bank | Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,288	2,198
Bank | Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86	94
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,565	3,014
Bank | Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,372	2,650
Bank | Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	193	364
Bank | Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	123	277
Bank | Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	38
Bank | Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23	28
Bank | Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40	21
Bank | Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,235	2,575
Bank | Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	235	354
Bank | Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	85